Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($)	Sep. 30, 2025	Sep. 30, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 39,938,034	$ 35,216,955
Cash and cash equivalents
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	159,381	157,316
Difference between contract value and fair value of fully benefit-responsive investment contracts	2,189,848	1,957,855
Net assets per the Form 5500	2,349,229	2,115,171
Mutual Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	26,730,520	23,156,535
Difference between contract value and fair value of fully benefit-responsive investment contracts	(2,189,848)	(1,957,855)
Net assets per the Form 5500	24,540,672	21,198,680
Total
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	26,889,901	23,313,851
Difference between contract value and fair value of fully benefit-responsive investment contracts	0	0
Net assets per the Form 5500	$ 26,889,901	$ 23,313,851